Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 31, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A of DWS Alternative Asset Allocation Fund (the “Fund”), a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 104 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on August 1, 2013. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting prospective changes to the Fund’s principal investment strategy.  In addition, the disclosure reflects the prospective termination of QS Investors, LLC as a subadvisor for the Fund.

  The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on July 26, 2012 in Post-Effective Amendment No. 98 for the Fund.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price